Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares
Statement [LineItems]
OPERATING REVENUES	$ 12,123,242	$ 371,092,421	$ 290,441,208	$ 274,884,107
OPERATING COSTS	10,125,102	309,929,371	237,708,937	221,696,922
GROSS PROFIT	1,998,140	61,163,050	52,732,271	53,187,185
OPERATING EXPENSES
Selling and marketing expenses	161,176	4,933,602	3,308,992	3,473,586
General and administrative expenses	477,586	14,618,900	12,458,054	11,662,082
Research and development expenses	488,821	14,962,799	11,746,613	11,391,147
Total operating expenses	1,127,583	34,515,301	27,513,659	26,526,815
OTHER OPERATING INCOME AND EXPENSES, NET	12,139	371,583	108,556	(800,280)
PROFIT FROM OPERATIONS	882,696	27,019,332	25,327,168	25,860,090
NON-OPERATING INCOME AND EXPENSES
Other income	35,693	1,092,558	707,754	589,236
Other gains, net	257,245	7,874,273	6,259,453	2,276,544
Finance costs	(116,571)	(3,568,241)	(1,799,494)	(2,261,075)
Share of the profit of associates and joint ventures	(15,689)	(480,244)	525,782	1,503,910
Total non-operating income and expenses	160,678	4,918,346	5,693,495	2,108,615
PROFIT BEFORE INCOME TAX	1,043,374	31,937,678	31,020,663	27,968,705
INCOME TAX EXPENSE	147,448	4,513,369	6,523,603	5,390,844
PROFIT FOR THE YEAR	895,926	27,424,309	24,497,060	22,577,861
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(10,068)	(308,180)	205,344	(417,181)
Unrealized loss on equity investments at fair value through other comprehensive income	(13,801)	(422,441)
Share of other comprehensive income (loss) of associates and joint ventures	(18,237)	(558,217)	7,249	(49,794)
Income tax relating to items that will not be reclassified subsequently	4,406	134,853	(51,217)	73,637
Items that will not be reclassified subsequently to profit or loss	(37,700)	(1,153,985)	161,376	(393,338)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	7,443	227,821	(5,287,734)	(6,445,643)
Unrealized gain (loss) on available-for-sale financial assets			224,036	(248,599)
Unrealized loss on investments in debt instruments at fair value through other comprehensive income	(2,061)	(63,076)
Share of other comprehensive income (loss) of associates and joint ventures	4,463	136,608	264,389	(871,679)
Items that may be reclassified subsequently to profit or loss	9,845	301,353	(4,799,309)	(7,565,921)
Other comprehensive loss for the year, net of income tax	(27,855)	(852,632)	(4,637,933)	(7,959,259)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	868,071	26,571,677	19,859,127	14,618,602
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	856,606	26,220,721	22,819,119	21,324,423
Non-controlling interests	39,320	1,203,588	1,677,941	1,253,438
PROFIT FOR THE YEAR	895,926	27,424,309	24,497,060	22,577,861
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	836,996	25,620,461	18,524,067	13,956,976
Non-controlling interests	31,075	951,216	1,335,060	661,626
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 868,071	$ 26,571,677	$ 19,859,127	$ 14,618,602
EARNINGS PER SHARE
Basic | (per share)	$ 0.20	$ 6.18	$ 5.59	$ 5.57
Diluted | (per share)	0.20	6.07	5.19	4.66
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	0.40	12.35	11.18	11.13
Diluted | (per share)	$ 0.40	$ 12.14	$ 10.38	$ 9.31